Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	The carrying amounts of inventories are as follows:
	September 30,	December 31,
	2013	2012

Raw materials	$70,886	$79,090
Finished goods	1,731,023	1,091,007

	$1,801,909	$1,170,097

Inventory consisted of the following:
	December 31, 2012	December 31, 2011
Raw materials	$79,090	$15,216
Finished goods	1,091,007	532,943
	$1,170,097	$548,159